Annual Fund Operating Expenses - Short Term Municipal Fund	Dec. 18, 2020
Class A
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Interest	0.06%
Total Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.82%
Class C
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Interest	0.06%
Total Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.57%
Class Y
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Interest	0.06%
Total Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.57%
Class R6
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Interest	0.06%
Total Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.51%